Consolidated Statements of Equity (Unaudited) - USD ($) $ in Thousands	Additional Paid-In Capital	Retained Earnings	Noncontrolling Interest	Total
Balance at beginning, value at Dec. 31, 2016	$ 444,703	$ (2,900)	$ 8,550	$ 450,353
Contributions from noncontrolling interests			429	429
Distributions to noncontrolling interests			(5,924)	(5,924)
Net income		(413)	110	(303)
Net transfers from parent	38,362			38,362
Balance at end, value at Dec. 31, 2017	483,065	(3,313)	3,165	482,917
Net impact from adoption of ASC 606		(2,109)	(152)	(2,261)
Contributions from noncontrolling interests			2,036	2,036
Net income		29,184	7,522	36,706
Net transfers from parent	25,758			25,758
Balance at end, value at Dec. 31, 2018	508,823	23,762	12,571	545,156
Contributions from noncontrolling interests			130	130
Net income		4,282	3,170	7,452
Net transfers from parent	17,646			17,646
Balance at end, value at Sep. 30, 2019	526,469	28,044	15,871	570,384
Balance at beginning, value at Dec. 31, 2018	508,823	23,762	12,571	545,156
Contributions from noncontrolling interests			130	130
Net income		17,200	5,191	22,391
Net transfers from parent	15,693			15,693
Balance at end, value at Dec. 31, 2019	524,516	40,962	17,892	583,370
Contributions from noncontrolling interests			187	187
Distributions to noncontrolling interests			(15,414)	(15,414)
Net income		(19,622)	(120)	(19,742)
Net transfers to parent and noncontrolling interests	(30,770)		(1,242)	(32,012)
Balance at end, value at Sep. 30, 2020	$ 493,746	$ 21,340	$ 1,303	$ 516,389